NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Disposal of PSTT		¥ (90,696)
Interest Bearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	$ 10,728	74,000	¥ 77,000
Changes from financing cash flows	(477)	(3,378)	(6,882)
New leases
Foreign exchange difference
Interest expenses	265	1,878	3,882
Disposal of PSTT	(10,516)	(72,500)
Other changes
Balance at, ending			74,000
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning			5,048
Changes from financing cash flows			(5,048)
New leases
Foreign exchange difference
Interest expenses
Disposal of PSTT
Other changes
Balance at, ending
Due To Related Companies [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	494	3,408	5,710
Changes from financing cash flows	555	3,932	(2,765)
New leases
Foreign exchange difference	11	78
Interest expenses
Disposal of PSTT	221	1,651
Other changes			463
Balance at, ending	1,281	9,069	3,408
Due To The Shareholder [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	1,037	7,153	14,050
Changes from financing cash flows	11,066	78,520	(6,885)
New leases
Foreign exchange difference
Interest expenses
Disposal of PSTT
Other changes			(12)
Balance at, ending	12,103	85,673	7,153
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	422	2,915	2,189
Changes from financing cash flows	(145)	(1,024)	(1,253)
New leases			1,781
Foreign exchange difference	4	27
Interest expenses	14	99	133
Disposal of PSTT	(244)	(1,657)
Other changes			65
Balance at, ending	$ 51	¥ 360	¥ 2,915